Shareholders Equity	12 Months Ended
Sep. 30, 2022
Shareholders Equity
Shareholders' Equity

Note 12 -Shareholders’ Equity

Ordinary shares

On September 12, 2020, the authorized share capital of the Company was increased from 20,000,000 ordinary shares of $0.001 par value each to 200,000,000 ordinary shares of $0.001 par value each. On July 22, 2021, the authorized share capital of the Company was increased from 200,000,000 ordinary shares of $0.001 par value each to 600,000,000 ordinary shares of $0.001 par value each. On May 31, 2022, the Company consolidated its ordinary share at the ratio of one-for-twenty-five. The authorized number of ordinary shares was reduced from 600,000,000 ordinary shares, $0.001 par value, to 24,000,000 ordinary shares, $0.025 par value.

During the year ended September 30, 2022, the Company issued 30,000,000 ordinary shares at $0.20 per ordinary share for a gross proceed of $6,000,000 in February 2022.

Warrants

A summary of the status of the Company’s outstanding warrants as of September 30, 2022 and 2021 and changes during the years then ended are presented below:

				Weighted
		Weighted		average
	Number	average	Total	remaining
	of	exercise	intrinsic	contractual
	warrants	price	value	life (in years)
Outstanding as of September 30, 2021	1,612,694	$0.22	$391,078	1.1
Outstanding as of September 30, 2022	1,612,694	$0.20	-	0.1
Warrants exercisable as of September 30, 2022	1,612,694	$5.00	-	0.1

On March 29, 2021, May 4, 2021, September 20, 2021 and February 28, 2022, the Company adjusted the warrant exercise price of the Investor Warrants and the Placement Agent Warrants to $1.15, $0.30, $0.22 and $0.20 per Ordinary Share according to the terms of these warrants, respectively. The Company measured the modified warrants of each date and recognized a fair value of $7,328 for the year ended September 30, 2022.

The fair value of the warrants has been estimated using Black-Scholes option pricing model. Inherent in the assumptions related to expected stock price volatility, expected life, risk-free interest rate and dividend yield as presented below:

For the Years Ended September 30,
	2022	2021	2020
Exercise price	$5 - $5.5	$5.50 - $7.50	$50.00 - $179.58
Stock price	$3.25 - $9.75	$5.25 - $27.00	$17.00 - $18.00
Term (in years)	0.1 - 1.1	1.14 - 1.59	2.31 - 2.64
Volatility	137%	108.36% - 146.04%	99.55% - 113.25%
Risk-free interest rate	0.09% - 0.69%	0.06% - 0.14%	0.16% - 0.58%
Dividend yield	-	-	-

The fair value of the Investor Warrants and Placement Agent Warrants was computed using the Black-Scholes option-pricing model. Variables used in the option-pricing model include (1) risk-free interest rate of 2.94% at the date of grant, (2) expected warrant life of 4 years, (3) expected volatility of 72.57%, and (4) expected dividend yield of 0.

The Investor Warrants and Placement Agent Warrants were expired on October 31, 2022 without being exercised as they are out-of-money.

Share incentive plan

The Company established a pool for shares and share options for employees. This pool contains shares and options to purchase 1,168,000 ordinary shares, equal to 10% of the number of ordinary shares outstanding at the conclusion of the initial public offering. Subject to approval by the Compensation Committee of our Board of Directors, the Company may grant shares or options in any percentage determined for a particular grant. Any options granted will vest at a rate of 20% per year for five years and have a per share exercise price equal to the fair market value of one of ordinary shares on the date of grant. For the year ended September 30, 2021, 596,600 ordinary shares were issued to four employees and $805,410 was accounted as share-based compensation expense in general and administration expenses. As of September 30, 2022, the remaining ordinary shares available to be issued are 571,400 and, after the share consolidation on May 31, 2022, the remaining ordinary shares available to be issued are 22,856.

On July 22, 2021, the Company’s shareholders approved the 2021 Stock Incentive Plan (the “2021 Plan”) and authorized the Company to reserve a total of 40,000,000 unissued ordinary shares (the “Shares”) for issuance under the 2021 Plan. On February 14, 2022, the Company filed a Form S-8 to issue 10,000,000 Shares under the 2021 Plan to certain employees, all of which had been issued. On February 15, 2022, the Company cancelled the reserved but unissued 30,000,000 Shares under the 2021 Plan and released the reservation of such Shares. Share-based compensation expenses related to the restricted share units granted was recognized with the amount of $2,000,000 for the year ended September 30, 2022 in general and administration expenses.

Statutory reserve

The Company is required to make appropriations to reserve funds, comprising the statutory surplus reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”).

Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entities’ registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. As of September 30, 2022 and 2021, the balance of the required statutory reserves was $1,153,813 and $973,555, respectively.

Noncontrolling interest

The Company’s noncontrolling interest of 3.85% in Forest Food as of September 30, 2021, respectively, consists of the following:

	As of	As of
	September 30,	September 30,
Non-controlling interest	2022	2021
Paid-in capital	-	$107,461
Additional paid-in capital	-	807,953
Foreign currency translation gain (loss) attributed to noncontrolling interest	-	14,588
Net loss attributed to noncontrolling interest	-	(13,496)
Total noncontrolling interest	-	$916,506